Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Raw materials	941,131	1,416,270
Work-in-progress	94,164	203,676
Finished goods	1,425,193	1,861,170

Total	2,460,488	3,481,116